SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 93.87%
Communication Services — 1.96%
3,100	AH Belo Corp., Class A	$5,363
11,800	AMC Entertainment Holdings, Inc., Class A	50,622
7,200	Cumulus Media, Inc., Class A*	28,440
44,050	DHI Group, Inc.*	92,505
53,000	Entercom Communications Corp., Class A	73,140
23,600	Entravision Communications Corp., Class A	33,748
35,000	Eros International Plc*	110,600
24,243	EW Scripps Co. (The), Class A	212,126
6,100	IDT Corp., Class B*	39,833
25,100	Marcus Corp. (The)	333,077
119,400	Point.360*,(a),(b),(c)	0
10,800	Reading International, Inc., Class A*	45,900
14,200	Saga Communications, Inc., Class A	363,520
39,150	Salem Media Group, Inc.	44,240
25,800	Spok Holdings, Inc.	241,230
39,700	Townsquare Media, Inc., Class A	177,459

		1,851,803

Consumer Discretionary — 18.77%
4,500	American Public Education, Inc.*	133,200
8,400	America’s Car-Mart, Inc.*	738,108
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
14,200	At Home Group, Inc.*	92,158
6	AYRO, Inc.*	17
7,900	Bassett Furniture Industries, Inc.	58,065
34,100	BBX Capital Corp.	86,614
32,100	Beazer Homes USA, Inc.*	323,247
3	Biglari Holdings, Inc., Class B*	207
10,700	Boot Barn Holdings, Inc.*	230,692
3,227	Bowl America, Inc., Class A	30,358
30,030	Build-A-Bear Workshop, Inc.*	65,465
6,700	Caleres, Inc.	55,878
33,800	Carriage Services, Inc.	612,456
11,500	Cato Corp. (The), Class A	94,070
15,000	Century Casinos, Inc.*	62,250
26,703	Century Communities, Inc.*	818,714
4,200	Chuy’s Holdings, Inc.*	62,496
6,300	Citi Trends, Inc.	127,386
9,722	Clarus Corp.	112,581
90,400	Container Store Group, Inc. (The)*	292,896
4,200	Cooper-Standard Holdings, Inc.*	55,650
4,300	Core-Mark Holding Co., Inc.	107,306
17,800	Crown Crafts, Inc.	86,864
18,730	Culp, Inc.	161,265
16,100	Del Taco Restaurants, Inc.*	95,473

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

30,200	Delta Apparel, Inc.*	$366,024
13,200	Duluth Holdings, Inc., Class B*	97,284
10,900	Ethan Allen Interiors, Inc.	128,947
17,900	Express, Inc.*	27,566
14,800	Flexsteel Industries, Inc.	186,924
8,000	Funko, Inc., Class A*	46,400
5,300	Genesco, Inc.*	114,798
28,630	Haverty Furniture Cos., Inc.	458,080
10,400	hhgregg, Inc.*	50
4,000	Hibbett Sports, Inc.*	83,760
18,700	Hooker Furniture Corp.	363,715
33,200	J Alexander’s Holdings, Inc.*	163,344
39,300	J. Jill, Inc.*	27,196
10,820	Johnson Outdoors, Inc., Class A	984,836
37,100	K12, Inc.*	1,010,604
23,500	Kid Brands, Inc.*	188
45,700	Lakeland Industries, Inc.*	1,025,051
10,700	Lands’ End, Inc.*	86,028
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	213,774
7,500	Legacy Housing Corp.*	106,650
13,200	Lifetime Brands, Inc.	88,704
18,200	M/I Homes, Inc.*	626,808
31,270	MarineMax, Inc.*	700,135
7,500	McRae Industries, Inc., Class A	129,375
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
21,300	Mestek, Inc.*	581,490
9,600	Modine Manufacturing Co.*	52,992
18,500	Movado Group, Inc.	200,540
1,500	Nathan’s Famous, Inc.	84,360
8,200	Nautilus, Inc.*	76,014
42,100	New Home Co., Inc. (The)*	141,456
10,300	Nobility Homes, Inc.	238,239
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
6,400	RCI Hospitality Holdings, Inc.	88,704
28,400	Red Lion Hotels Corp.*	66,172
27,500	Rocky Brands, Inc.	565,400
35,000	Shiloh Industries, Inc.*	56,700
13,300	Sonic Automotive, Inc., Class A	424,403
13,800	Standard Motor Products, Inc.	568,560
2,100	Stoneridge, Inc.*	43,386
14,600	Strattec Security Corp.	232,724
40,939	Superior Group of Cos, Inc.	548,583
32,500	Superior Industries International, Inc.	55,250
24,640	Taylor Morrison Home Corp.*	475,306
49,300	Tilly’s, Inc., Class A	279,531
8,060	TravelCenters of America, Inc.*	124,124
13,600	Tupperware Brands Corp.	64,600
25,900	Unifi, Inc.*	333,592

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

30,000	Universal Travel Group*,(a),(b),(c)	$0
10,500	Vera Bradley, Inc.*	46,620
11,600	VOXX International Corp.*	67,048
3,200	Vulcan International Corp.*	396,800
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	237,490
14,900	ZAGG, Inc.*	46,786
22,500	Zovio, Inc.*	68,850

		17,705,377

Consumer Staples — 4.09%
3,500	Alico, Inc.	109,060
7,350	Andersons, Inc. (The)	101,136
17,515	Central Garden & Pet Co.*	630,365
8,300	elf Beauty, Inc.*	158,281
36	Hawaiian Macadamia Nut Orchards L.P.*	149,400
20,300	Ingles Markets, Inc., Class A	874,321
34,400	Natural Grocers by Vitamin Cottage, Inc.	511,872
19,300	Oil-Dri Corp. of America	669,710
12,990	Pyxus International, Inc.*,(b),(c)	1,299
25,140	SpartanNash Co.	534,225
4,300	Village Super Market, Inc., Class A	119,196

		3,858,865

Energy — 2.26%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
4,146	Amplify Energy Corp.	5,100
13,900	Ardmore Shipping Corp.	60,326
16	Basic Energy Services, Inc.*	3
5,300	Bonanza Creek Energy, Inc.*	78,546
1,240	Bristow Group, Inc.*	17,273
19,100	California Resources Corp.*	23,302
12,540	Callon Petroleum Co.*	14,421
9,200	CONSOL Energy, Inc.*	46,644
16,700	Contura Energy, Inc.*	50,768
8,200	Dorian LPG Ltd.*	63,468
23,000	Evolution Petroleum Corp.	64,400
18,500	Falcon Minerals Corp.	59,200
7,500	Global Partners LP	73,425
12,600	Goodrich Petroleum Corp.*	90,720
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	104
23,000	Montage Resources Corp.*	90,850
1,200	NACCO Industries, Inc., Class A	27,960
13,128	Natural Gas Services Group, Inc.*	82,313
13,100	Newpark Resources, Inc.*	29,213
63,600	North American Construction Group Ltd.	398,136
14,900	Panhandle Oil and Gas, Inc., Class A	39,932
4,700	Penn Virginia Corp.*	44,791

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

8,110	REX American Resources Corp.*	$562,591
1,230	Sanchez Midstream Partners L.P.	468
131	SilverBow Resources, Inc.*	420
15,400	Solaris Oilfield Infrastructure, Inc., Class A	114,268
2,200	Teekay Tankers Ltd., Class A*	28,204
18,880	W&T Offshore, Inc.*	43,046
21,700	Whiting Petroleum Corp.*	24,521

		2,134,413

Financials — 27.10%
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
44,850	AG Mortgage Investment Trust, Inc., REIT	143,072
3,100	American National Bankshares, Inc.	77,624
7,900	American River Bankshares	84,530
4,200	Ames National Corp.	82,908
30,700	Anworth Mortgage Asset Corp., REIT	52,190
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	58,546
67,096	Arbor Realty Trust, Inc., REIT	619,967
49,900	Ares Commercial Real Estate Corp., REIT	455,088
2,200	Arlington Asset Investment Corp., Class A	6,534
101	Ashford, Inc.*	1,025
6,200	Atlantic Capital Bancshares, Inc.*	75,392
31,700	Banc of California, Inc.	343,311
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	142,600
25,400	Bancorp, Inc. (The)*	248,920
1,700	Bank First Corp.	108,970
4,100	Bankwell Financial Group, Inc.	65,190
4,928	Banner Corp.	187,264
4,500	Bar Harbor Bankshares	100,755
5,300	Baycom Corp.*	68,423
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
15,000	Blucora, Inc.*	171,300
6,300	Blue Capital Reinsurance Holdings Ltd.	7,938
9,200	Bridgewater Bancshares, Inc.*	94,300
33,600	California First National Bancorp	512,400
1,500	Cambridge Bancorp	88,860
4,000	Capital City Bank Group, Inc.	83,800
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
6,900	Capstar Financial Holdings, Inc.	82,800
5,700	Central Valley Community Bancorp	87,723
1,300	Century Bancorp, Inc., Class A	101,036
40,697	Cherry Hill Mortgage Investment Corp., REIT	367,087
4,400	Citizens & Northern Corp.	90,860
71,550	Citizens, Inc.*	428,584
5,400	Civista Bancshares, Inc.	83,160
3,700	CNB Financial Corp.	66,341
101,200	Consumer Portfolio Services, Inc.*	286,396
2,189	Cowen Inc., Class A	35,484
800	Diamond Hill Investment Group, Inc.	90,936

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

15,777	Donegal Group, Inc., Class A	$224,349
3,944	Donegal Group, Inc., Class B	45,001
11,900	Donnelley Financial Solutions, Inc.*	99,960
12,446	Dynex Capital, Inc., REIT	177,978
33,400	Ellington Residential Mortgage, REIT	344,020
41,100	Enova International, Inc.*	611,157
3,800	Enterprise Bancorp, Inc.	90,516
4,100	Equity Bancshares, Inc., Class A*	71,504
4,800	Esquire Financial Holdings, Inc.*	81,120
6,800	ESSA Bancorp, Inc.	94,656
6,900	Exantas Capital Corp., REIT	18,285
7,700	Farmers National Banc Corp.	91,322
15,300	Federal Agricultural Mortgage Corp., Class C	979,353
52,832	FedNat Holding Co.	584,850
4,200	First Bancorp, Inc.	91,140
4,800	First Business Financial Services, Inc.	78,960
1,800	First Capital, Inc.	125,046
5,100	First Choice Bancorp	83,538
3,800	First Community Bankshares, Inc.	85,310
9,400	First Financial Corp.	346,296
5,200	First Internet Bancorp	86,424
6,700	First Merchants Corp.	184,719
38,000	First Place Financial Corp.*,(a),(b),(c)	0
360	Flagstar Bancorp, Inc.	10,595
19,500	Franklin Financial Network, Inc.	502,125
2,000	FS Bancorp, Inc.	77,140
6,900	FVCBankcorp, Inc.*	74,244
31,120	GAIN Capital Holdings, Inc.	187,342
33,328	Great Ajax Corp., REIT	306,618
1,426	Great Western Bancorp, Inc.	19,622
3,600	Guaranty Bancshares, Inc.	93,132
6,200	Hallmark Financial Services, Inc.*	21,638
15,900	HCI Group, Inc.	734,262
29,270	Heritage Insurance Holdings, Inc.	383,144
1,458	Hilltop Holdings, Inc.	26,900
600	Hingham Institution for Savings	100,668
3,100	Home Bancorp, Inc.	82,925
6,040	HomeTrust Bancshares, Inc.	96,640
1,200	Houlihan Lokey, Inc.	66,768
5,300	Independent Bank Corp.	78,705
1,695	Independent Bank Group, Inc.	68,681
4,900	Investar Holding Corp.	71,050
4,934	Investors Title Co.	598,593
41,600	JMP Group LLC	115,648
16,500	Kansas City Life Insurance Co.	432,300
6,400	LCNB Corp.	102,144
11,000	Macatawa Bank Corp.	86,020
5,100	Malvern Bancorp, Inc.*	64,923

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

69,200	Manning & Napier, Inc.	$197,912
28,890	Marlin Business Services Corp.	244,409
13,000	Medley Management, Inc., Class A*	10,036
6,500	Merchants Bancorp	120,185
5,700	Metropolitan Bank Holding Corp.*	182,856
5,500	MVB Financial Corp.	73,150
2,600	National Bankshares, Inc.	74,360
2,500	National Security Group, Inc. (The)	32,125
2,600	National Western Life Group, Inc., Class A	528,294
11,567	Nicholas Financial, Inc.*	89,182
65,520	Northwest Bancshares, Inc.	669,942
1,915	OceanFirst Financial Corp.	33,761
44,500	OFG Bancorp.	594,965
9,400	Old Second Bancorp, Inc.	73,132
11,400	Oppenheimer Holdings, Inc., Class A	248,406
6,200	Orchid Island Capital, Inc., REIT	29,202
7,900	Pacific Mercantile Bancorp*	28,914
5,500	Parke Bancorp, Inc.	74,525
5,700	PCSB Financial Corp.	72,276
20,800	PennyMac Financial Services, Inc.	869,232
21,000	Peoples Bancorp, Inc.	446,880
2,400	Peoples Financial Services Corp.	91,656
7,300	Piper Sandler Cos.	431,868
6,600	Premier Financial Bancorp, Inc.	84,612
65,304	Premier Financial Corp.	1,153,922
17,400	Protective Insurance Corp., Class B	262,218
15,900	Provident Financial Holdings, Inc.	213,219
5,900	RBB Bancorp	80,535
15,781	Ready Capital Corp., REIT	137,137
30,100	Regional Management Corp.*	533,071
3,050	S&T Bancorp, Inc.	71,523
8,500	Safety Insurance Group, Inc.	648,210
5,100	SB One Bancorp	100,470
7,100	Shore Bancshares, Inc.	78,739
4,400	Sierra Bancorp	83,072
7,400	Silvergate Capital Corp., Class A*	103,600
7,126	Simmons First National Corp., Class A	121,926
5,200	SmartFinancial, Inc.	84,136
6,200	South Plains Financial, Inc.	88,288
638	South State Corp.	30,407
2,700	Southern First Bancshares, Inc.*	74,817
3,200	Southern Missouri Bancorp, Inc.	77,760
7,500	Southern National Bancorp of Virginia, Inc.	72,675
5,300	Spirit of Texas Bancshares, Inc.*	65,243
11,900	Sterling Bancorp, Inc.	42,602
10,600	Stewart Information Services Corp.	344,606
3,800	Territorial Bancorp, Inc.	90,402
4,100	Timberland Bancorp, Inc.	74,661
3,200	Unico American Corp.*	16,032

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

19,000	United Western Bancorp, Inc.*,(a),(b),(c)	$0
13,630	Walker & Dunlop, Inc.	692,540
6,300	Waterstone Financial, Inc.	93,429
4,800	West BanCorp Inc.	83,952
23,241	Western Asset Mortgage Capital Corp., REIT	63,680
5,200	Westwood Holdings Group, Inc.	81,900

		25,565,297

Health Care — 2.00%
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	23,540
17,900	AngioDynamics, Inc.*	182,043
4,300	Computer Programs and Systems, Inc.	97,997
3,000	Cross Country Healthcare, Inc.*	18,480
12,550	CryoLife, Inc.*	240,584
5,300	Kewaunee Scientific Corp.	49,237
15,000	MedCath Corp.*,(a),(b),(c)	0
13,300	Meridian Bioscience, Inc.*	309,757
10,665	Option Care Health, Inc.*	148,030
14,800	OraSure Technologies, Inc.*	172,124
33,950	Triple-S Management Corp., Class B*	645,729

		1,887,521

Industrials — 20.27%
5,400	Acme United Corp.	124,092
3,000	Aegion Corp.*	47,610
8,000	Alamo Group, Inc.	821,120
4,383	Allied Motion Technologies, Inc.	154,720
56,600	Ameresco, Inc., Class A*	1,572,348
8,100	AMREP Corp.*	36,531
66,000	ARC Document Solutions, Inc.	66,000
2,300	Argan, Inc.	108,974
8,900	BlueLinx Holdings, Inc.*	76,273
29,500	CAI International, Inc.*	491,470
34,400	CBIZ, Inc.*	824,568
8,774	CECO Environmental Corp.*	57,821
50,680	Celadon Group, Inc.*	509
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	49,920
660	Comfort Systems USA, Inc.	26,895
16,500	Commercial Vehicle Group, Inc.*	47,685
28,878	CompX International, Inc.	399,094
40,000	Costamare, Inc.	222,400
8,800	Covenant Transportation Group, Inc., Class A*	126,984
16,500	CPI Aerostructures, Inc.*	54,285
2,300	CRA International, Inc.	90,850
900	Douglas Dynamics, Inc.	31,608
27,300	Ducommun, Inc.*	951,951
2	Eagle Bulk Shipping, Inc.*	4

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

13,100	Eastern Co. (The)	$234,097
12,100	Encore Wire Corp.	590,722
38,340	Ennis, Inc.	695,488
1,300	EnPro Industries, Inc.	64,077
18,400	Espey Mfg. & Electronics Corp.	318,684
11,200	Federal Signal Corp.	332,976
19,900	Fly Leasing Ltd., ADR*	163,379
22,300	Foundation Building Materials, Inc.*	348,103
414	Genco Shipping & Trading Ltd.	2,600
6,780	Gibraltar Industries, Inc.*	325,508
5,580	Golden Ocean Group Ltd.	21,650
19,460	GP Strategies Corp.*	166,967
15,100	Graham Corp.	192,374
10,610	Greenbrier Cos., Inc. (The)	241,377
33,200	Griffon Corp.	614,864
3,400	Hurco Cos., Inc.	95,098
5,500	Insteel Industries, Inc.	104,885
1,930	Kadant, Inc.	192,344
1,100	Kimball International, Inc., Class B	12,716
1,808	Kratos Defense & Security Solutions, Inc.*	28,259
16,200	LS Starrett Co. (The), Class A*	54,918
10,200	LSC Communications, Inc.	576
44,250	LSI Industries, Inc.	286,297
21,200	Lydall, Inc.*	287,472
35,120	Marten Transport Ltd.	883,619
16,700	Mesa Air Group, Inc.*	57,448
28,099	Miller Industries, Inc.	836,507
16,000	Mistras Group, Inc.*	63,200
3,900	National Presto Industries, Inc.	340,821
14,600	NN, Inc.	69,204
3,500	Northwest Pipe Co.*	87,745
8,800	Orion Group Holdings, Inc.*	27,632
2,000	PAM Transportation Services, Inc.*	61,500
2	Paragon Shipping, Inc., Class A*	0
33,100	Park Aerospace Corp.	368,734
3,700	Park-Ohio Holdings Corp.	61,383
13,505	Patrick Industries, Inc.	827,181
1,700	Preformed Line Products Co.	85,017
12,500	Quad/Graphics, Inc.	40,625
13,600	Quanex Building Products Corp.	188,768
23,000	Radiant Logistics, Inc.*	90,390
25,000	RCM Technologies, Inc.*	33,500
7,800	Resources Connection, Inc.	93,366
14,400	Rush Enterprises, Inc., Class A	597,024
22,000	Safe Bulkers, Inc.*	26,840
3,200	Standex International Corp.	184,160
8,300	Sterling Construction Co., Inc.*	86,901
2,182	Team, Inc.*	12,154
26,400	Textainer Group Holdings Ltd.*	215,952

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

6,500	Titan Machinery, Inc.*	$70,590
11,500	Twin Disc, Inc.*	63,710
7,400	USA Truck, Inc.*	57,350
15,300	Vectrus, Inc.*	751,689
5,900	Viad Corp.	112,218
8,600	Volt Information Sciences, Inc.*	11,094
3,000	VSE Corp.	94,170
7,700	Willdan Group, Inc.*	192,577
27,634	Willis Lease Finance Corp.*	670,954

		19,123,166

Information Technology — 7.03%
15,138	Alithya Group, Inc., Class A*	26,189
7,300	Bel Fuse, Inc., Class B	78,329
9,200	Clearfield, Inc.*	128,432
38,600	CMTSU Liquidation, Inc.*	39
25,400	CTS Corp.	509,016
6,900	CyberOptics Corp.*	222,249
25,600	Digi International, Inc.*	298,240
3,840	ePlus, Inc.*	271,411
40,800	Everi Holdings, Inc.*	210,528
2,100	Fabrinet*	131,082
10,200	Insight Enterprises, Inc.*	501,840
13,000	JinkoSolar Holding Co. Ltd., ADR*	230,230
26,100	Kimball Electronics, Inc.*	353,394
8,600	LGL Group, Inc. (The)*	73,100
9,200	Magal Security Systems Ltd.*	27,600
17,800	Methode Electronics, Inc.	556,428
9,883	Onto Innovation, Inc.*	336,417
17,615	Optical Cable Corp.*	44,037
27,000	PC Connection, Inc.	1,251,720
28,700	Perceptron, Inc.*	94,997
31,730	Photronics, Inc.*	353,155
5,300	Richardson Electronics Ltd.	21,412
60,100	SigmaTron International, Inc.*	200,734
4,269	Sykes Enterprises, Inc.*	118,081
25,600	TESSCO Technologies, Inc.	140,800
18,600	Vishay Precision Group, Inc.*	457,188

		6,636,648

Materials — 4.16%
43,290	American Vanguard Corp.	595,670
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
4,229	Centerra Gold, Inc.	47,144
1,308	China Green Agriculture, Inc.*	3,813
8,200	Clearwater Paper Corp.*	296,266
8,400	Friedman Industries, Inc.	42,420
40,990	FutureFuel Corp.	489,830
4,300	Hawkins, Inc.	183,094

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

3,200	Haynes International, Inc.	$74,752
2,600	Innospec, Inc.	200,850
9,500	Materion Corp.	584,155
16,100	Olympic Steel, Inc.	189,175
16,500	Rayonier Advanced Materials, Inc.	46,365
4,900	Ryerson Holding Corp.*	27,587
1,100	Stepan Co.	106,810
15,000	Tecnoglass, Inc.	81,750
47,800	Trecora Resources*	299,706
24,900	Tredegar Corp.	383,460
2,600	UFP Technologies, Inc.*	114,556
7,800	Universal Stainless & Alloy Products, Inc.*	67,080
3,470	US Concrete, Inc.*	86,056

		3,920,539

Real Estate — 3.28%
10,800	Braemar Hotels & Resorts, Inc., REIT	30,888
37,100	Cedar Realty Trust, Inc., REIT	36,729
1	CIM Commercial Trust Corp., REIT	11
4,600	Community Healthcare Trust, Inc., REIT	188,140
7,300	CorEnergy Infrastructure Trust, Inc., REIT	66,795
1,800	CTO Realty Growth, Inc.	71,100
18,200	Farmland Partners, Inc., REIT	124,670
921	Forestar Group, Inc.*	13,889
2,300	FRP Holdings, Inc.*	93,334
11,342	Getty Realty Corp., REIT	336,630
8,800	Global Medical REIT, Inc.	99,704
12,900	Jernigan Capital, Inc., REIT	176,472
17,880	Monmouth Real Estate Investment Corp., REIT	259,081
33,900	One Liberty Properties, Inc., REIT	597,318
3,800	Rafael Holdings, Inc., Class B*	54,606
8,100	RE/MAX Holdings, Inc., Class A	254,583
17,400	RPT Realty, REIT	121,104
2,900	UMH Properties, Inc., REIT	37,497
8,000	Urstadt Biddle Properties, Inc., REIT, Class A	95,040
59,400	Whitestone, REIT	431,838

		3,089,429

Utilities — 2.95%
3,200	Artesian Resources Corp., Class A	116,128
508	California Water Service Group	24,232
6,385	Chesapeake Utilities Corp.	536,340
11,100	Middlesex Water Co.	745,698

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

8,100	SJW Group	$503,091
19,226	Unitil Corp.	861,709

		2,787,198

Total Common Stocks		88,560,256

(Cost $92,074,799)
Exchange Traded Funds — 4.10%
44,350	iShares Russell Microcap Index Fund	3,870,425

Total Exchange Traded Funds		3,870,425

(Cost $3,452,441)
Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	22
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	7
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/9/21*	59
6,100	Media General, Inc. Rights, Expire 12/31/20*,(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(b),(c)	0

Total Rights/Warrants		88

(Cost $73,487)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,302	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Investment Company — 2.03%
1,920,095	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$1,920,095

Total Investment Company		1,920,095

(Cost $1,920,095)

Total Investments		$94,350,864
(Cost $97,520,822) — 100.00%

Liabilities in excess of other assets — (0.00)%		(4,253)

NET ASSETS — 100.00%		$94,346,611

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

12